Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Armata Pharmaceuticals, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0000921114
Amendment Flag	false